Statement of Profit or Loss and Other Comprehensive Income - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue
Loss before tax		(6,303)
Income tax expense
Loss for the financial period and total comprehensive loss for the financial period		(6,303)
Total comprehensive loss for the financial year attributable to:
Other operating income
Other operating expenses		$ (6,303)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,403,552	$ 3,594,828
Cost of sales			(1,804,622)	(1,617,701)
Gross profit			598,930	1,977,127
Other operating income			49,977	4,594
Distribution expenses			(160,855)	(223,715)
Administrative expenses			(1,929,680)	(1,344,398)
Other operating expenses			(917,524)	(950,695)
Share result of associates			3,421	1,635
Loss from operations			(2,355,731)	(535,452)
Finance costs			(42,844)	(46,608)
Loss before tax			(2,398,575)	(582,060)
Income tax expense			7,414	(147,802)
Loss for the financial period and total comprehensive loss for the financial period			(2,391,161)	(729,862)
Other comprehensive loss, net of income tax
Foreign currency translation, representing other comprehensive loss for the financial year			(121,298)	(124,413)
Total comprehensive loss for the financial year			(2,512,459)	(854,275)
Loss for the financial year attributable to:
Owners of the Company			(2,304,026)	(729,159)
Non-controlling interests			(87,135)	(703)
Total comprehensive loss for the financial year attributable to:
Owners of the Company			(2,425,324)	(853,572)
Non-controlling interests			$ (87,135)	$ (703)
Loss per share - basic			$ (0.05)	$ (0.02)
Loss per share - diluted			$ (0.05)	$ (0.02)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue
Loss before tax	(6,441)
Income tax expense
Loss for the financial period and total comprehensive loss for the financial period	(6,441)
Total comprehensive loss for the financial year attributable to:
Other operating income
Other operating expenses	$ (6,441)